Related party transactions (Tables)	12 Months Ended
Oct. 31, 2023
Related party transactions
Schedule of key management compensation

	2023	2022
	$	$
Short-term compensation	2,896	2,408
Share-based compensation	2,452	1,479
Total	5,348	3,887